CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (39,214)	$ 5,982
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	36,468	10,879
Long-term incentive plan expense	1,081	825
Earnings from unconsolidated affiliates	(2,947)	(1,311)
Distributions from unconsolidated affiliates	249	1,450
Unrealized foreign exchange loss	12,916	1,878
Change in fair value of derivative instruments	58,122	(3,561)
Change in deferred income taxes	(17,676)	2,011
Accounts receivable	19,507	(419)
Prepayments, refundable income taxes and other assets	(14,134)	176
Accounts payable and accrued liabilities	10,574	1,937
Other liabilities	1,546	500
Net cash provided by operating activities	66,492	20,347
Cash flows used in investing activities:
Proceeds from (loan to) Idaho Wind		5,110
Change in restricted cash	(6,349)	(7,524)
Biomass development costs	(123)	(308)
Construction in progress	(163,427)	(15,055)
Purchase of property, plant and equipment and intangibles	(716)	(338)
Net cash (used in) provided by investing activities	(170,615)	(18,115)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of project level debt	184,216	2,781
Repayment of project-level debt	(2,725)	(3,400)
Proceeds from revolving credit facility borrowings	22,800
Repayments of revolving credit facility borrowings	(8,000)
Dividends paid	(36,031)	(18,852)
Deferred financing costs	(10,179)
Net cash provided by (used in) financing activities	150,081	(19,471)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)
Cash and cash equivalents at beginning of year	60,651	45,497
Cash and cash equivalents at end of year	106,609	28,258
Supplemental cash flow information
Interest paid	17,953	4,659
Income taxes paid, net	644	14
Accruals for capital expenditures	$ 3,695